Provisions Relating to Customer Liability	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Provisions Relating to Customer Liability
49.
During the year ended March 31, 2022, Jaguar Land Rover has created a provision of Rs 4,286.6 million (GBP 43 million) in relation to customer liabilities arising from sanctions imposed against Russia by many countries, preventing the shipment of vehicles and certain parts to the
Russian
market.